UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment:                 |_|; Amendment Number: ___

This Amendment (Check only one):         |_|  is a restatement.
                                         |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hoplite Capital Management, LLC
Address:    810 Seventh Avenue, 34th Floor
            New York, New York 10019

Form 13F File Number:  028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John T. Lykouretzos
Title:      Managing Member
Phone:      212-849-6700

Signature, Place, and Date of Signing:

/s/ John T. Lykouretzos           New York, New York           February 16, 2010
-----------------------           ------------------           -----------------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one):

|X| FORM 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| FORM 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| FORM 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $2,291,029
                                            -----------
                                            (Thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form 13F report is filed, other than the manager filing this report.

No.   Form 13F Filer Number         Name

1.    028-11651                     Hoplite Partners, L.P.
2.    028-11652                     Hoplite Offshore Fund, Ltd.

                        Hoplite Capital Management, LLC

                           Form 13F Information Table

                               TITLE                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE
ADVANCE AUTO PARTS INC        COM         00751Y106     112,218   2,772,180 SH        SHARED      1, 2      2,772,180  0        0
AMERICAN INTL GROUP INC       COM NEW     026874784       8,994     300,000 SH  PUT   SHARED      1, 2        300,000  0        0
ANADARKO PETE CORP            COM         032511107      92,631   1,484,000 SH        SHARED      1, 2      1,484,000  0        0
AUTODESK INC                  COM         052769106      64,821   2,551,000 SH        SHARED      1, 2      2,551,000  0        0
BERKSHIRE HATHAWAY INC DEL    CL A        084670108         198           2 SH        SHARED      1, 2              2  0        0
BUCYRUS INTL INC NEW          COM         118759109      35,860     636,156 SH        SHARED      1, 2        636,156  0        0
CARMAX INC                    COM         143130102      61,276   2,526,824 SH        SHARED      1, 2      2,526,824  0        0
CB RICHARD ELLIS GROUP INC    CL A        12497T101      53,446   3,938,491 SH        SHARED      1, 2      3,938,491  0        0
CIGNA CORP                    COM         125509109     181,041   5,133,000 SH        SHARED      1, 2      5,133,000  0        0
CSX CORP                      COM         126408103      86,070   1,775,000 SH        SHARED      1, 2      1,775,000  0        0
CVS CAREMARK CORPORATION      COM         126650100      34,529   1,072,000 SH        SHARED      1, 2      1,072,000  0        0
EBAY INC                      COM         278642103      22,400     952,000 SH        SHARED      1, 2        952,000  0        0
EXPEDIA INC DEL               COM         30212P105      64,912   2,522,825 SH        SHARED      1, 2      2,522,825  0        0
FLOWSERVE CORP                COM         34354P105      90,843     961,000 SH        SHARED      1, 2        961,000  0        0
GOODRICH CORP                 COM         382388106      60,138     936,000 SH        SHARED      1, 2        936,000  0        0
GOOGLE INC                    CL A        38259P508      81,109     130,825 SH        SHARED      1, 2        130,825  0        0
HOVNANIAN ENTERPRISES INC     CL A        442487203       8,294   2,160,000 SH        SHARED      1, 2      2,160,000  0        0
INVESCO LTD                   SHS         G491BT108      46,931   1,997,900 SH        SHARED      1, 2      1,997,900  0        0
JPMORGAN CHASE & CO           COM         46625H100      88,674   2,128,000 SH        SHARED      1, 2      2,128,000  0        0
LENNAR CORP                   CL A        526057104      36,765   2,879,000 SH        SHARED      1, 2      2,879,000  0        0
LOWES COS INC                 COM         548661107      30,407   1,300,000 SH        SHARED      1, 2      1,300,000  0        0
NVR INC                       COM         62944T105     117,177     164,874 SH        SHARED      1, 2        164,874  0        0
NEWELL RUBBERMAID INC         COM         651229106     137,191   9,140,000 SH        SHARED      1, 2      9,140,000  0        0
OCCIDENTAL PETE CORP DEL      COM         674599105      44,336     545,000 SH        SHARED      1, 2        545,000  0        0
PLAINS EXPL& PRODTN CO        COM         726505100      26,811     969,320 SH        SHARED      1, 2        969,320  0        0
POPULAR INC                   COM         733174106      24,580  10,876,000 SH        SHARED      1, 2     10,876,000  0        0
RYLAND GROUP INC              COM         783764103      28,447   1,444,000 SH        SHARED      1, 2      1,444,000  0        0
SANDRIDGE ENERGY INC          COM         80007P307      48,791   5,174,000 SH        SHARED      1, 2      5,174,000  0        0
SBA COMMUNICATIONS CORP       COM         78388J106      43,746   1,280,622 SH        SHARED      1, 2      1,280,622  0        0
SHERWIN WILLIAMS CO           COM         824348106      51,747     839,378 SH        SHARED      1, 2        839,378  0        0
TARGET CORP                   COM         87612E106      97,954   2,025,100 SH        SHARED      1, 2      2,025,100  0        0
TEREX CORP NEW                COM         880779103      23,950   1,208,989 SH        SHARED      1, 2      1,208,989  0        0
TYCO INTERNATIONAL LTD        SHS         H89128104      57,944   1,624,000 SH        SHARED      1, 2      1,624,000  0        0
UNION PAC CORP                COM         907818108      19,106     299,000 SH        SHARED      1, 2        299,000  0        0
VALERO ENERGY CORP NEW        COM         91913Y100      45,711   2,729,000 SH        SHARED      1, 2      2,729,000  0        0
VERISK ANALYTICS INC          CL A        92345Y106      33,351   1,101,428 SH        SHARED      1, 2      1,101,428  0        0
VISA INC                      COM CL A    92826C839     143,670   1,642,700 SH        SHARED      1, 2      1,642,700  0        0
WEATHERFORD INTERNATIONAL LTD REG         H27013103      24,232   1,353,000 SH        SHARED      1, 2      1,353,000  0        0
WELLS FARGO & CO NEW          COM         949746101      60,728   2,250,000 SH        SHARED      1, 2      2,250,000  0        0

                                                      2,291,029